Cover Page	6 Months Ended
Sep. 30, 2026
Cover [Abstract]
Document Type	6-K
Entity Central Index Key	0001973239
Entity Name	ARM HOLDINGS PLC /UK
Current Fiscal Year End Date	--03-31
Document Period End Date	Sep. 30, 2026
Document Fiscal Year End Focus	2027
Document Fiscal Period Focus	Q2
Amendment Flag	false